SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
9.	SHAREHOLDERS’ EQUITY

Authorized, issued and outstanding common shares roll-forward is as follows:

	Authorized shares	Issued Shares	Outstanding Shares	Common Shares
Balance, December 31, 2013	250,000,000	16,666,666	16,666,666	167
Common Shares Issued	-	6,764,704	6,764,704	67
Balance, December 31, 2014	250,000,000	23,431,370	23,431,370	234
Common Shares Repurchased under Share Repurchase Program	-	-	(870,839)	-
Balance, December 31, 2015	250,000,000	23,431,370	22,560,531	234
Common Shares Repurchased under Share Repurchase Program	-	-	(301,935)	-
Common Shares Repurchased in Private Transaction	-	-	(1,571,749)	-
Balance, December 31, 2016	250,000,000	23,431,370	20,686,847	234

Common shares issued
The Company’s authorized share capital is 200,000,000 common shares, par value $0.01 per share and 50,000,000 preferred shares, par value $0.01 per share.

Repurchase plan
In May 2015 the Company announced a share repurchase program of under which the Company may repurchase up to 2.5 million of NAO’s outstanding common stock over the two subsequent years. As of December 31, 2016 and 2015 the Company had repurchased 1,172,774 and 870,839 shares under the share repurchase program, respectively.

In February 2016 the Company repurchased 1,571,749 shares in a private transaction.

Warrants issued
In 2013 the Company issued a warrant to NAT exercisable for up to 833,333 of our common shares with an exercise price of $15.00 per common share as compensation for NAT’s contribution in the formation of the Company. The purchase rights represented by the warrant became exercisable in 20% increments at each 10% increase in the VWAP, of our common shares between increases of 25% to 65%. The VWAP must be above an exercise level for a minimum of 10 business days, with a minimum trading volume of $2.0 million. The warrant expired unexercised on December 31, 2015.

The warrants were classified as a share-based compensation transaction with non-employees. The performance obligation was met upon completion of the Private Placement, and the fair value of the warrants was recognized in equity in accordance with subtopic ASC 505-50. The warrants were issued as payment for the services provided by NAT in relation to the Private Placement; accordingly this is deducted from the equity as an issuance cost. The net impact on equity is accordingly $0.0 million.

In 2014 the requirements for two of the increments related to the warrants were met making 333,333 warrants exercisable, at an exercise price of $13.82. The warrants expired unexercised on December 31, 2015.